RELATED PARTY TRANSACTIONS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) client	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Fair value of the warrants	$ 34,939
Deferred revenue from sales to investors	3,900	$ 1,100	$ 2,200
Amount of investment	$ 500
Percentage of outstanding shares	31.00%
Investors
Related Party Transaction [Line Items]
Revenue from sales to investors	$ 100
Number of investors | client	2
Deferred revenue from sales to investors	$ 100